Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [text block] [Abstract]
Disclosure of operating segments [text block]
	Revenues from external customers	Cost of sales	Gross profit margin	Other operating income, net	Administrative expenses	Selling and distribution expenses	Impairment on brine project	Finance costs	Finance income	Net loss on settlement of derivate financial instruments	Gain (loss) from exchange difference, net	Profit (loss) before income tax	Income tax expense	Net income (loss) from continuing operations	Net loss from discontinued operations	Profit (loss) for the year
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2019
Cement, concrete and precast	1,289,034	(808,568)	480,466	2,701	(165,758)	(42,306)	-	(77,947)	2,553	(1,491)	718	198,936	(63,775)	135,161	-	135,161
Construction supplies	67,225	(64,422)	2,803	(25)	(3,490)	(891)	-	(37)	23	-	6	(1,611)	516	(1,094)	-	(1,094)
Quicklime	36,109	(32,564)	3,545	-	(1,745)	(445)	-	-	-	-	4	1,359	(436)	923	-	923
Other (*)	333	(252)	81	(31)	(3,489)	(891)	-	(2)	-	-	1	(4,331)	1,389	(2,943)	-	(2,943)

Consolidated	1,392,701	(905,806)	486,895	2,645	(174,482)	(44,533)	-	(77,986)	2,576	(1,491)	729	194,353	(62,306)	132,047	-	132,047

2018
Cement, concrete and precast	1,134,696	(675,218)	459,478	(8,191)	(166,127)	(43,015)	-	(87,327)	4,945	(34,887)	(8,227)	116,649	(41,214)	75,435	-	75,435
Construction supplies	68,982	(67,249)	1,733	(322)	(553)	(1,066)	-	(11)	25	-	(26)	(220)	116	(104)	-	(104)
Quicklime	57,564	(52,313)	5,251	-	(2,186)	-	-	-	-	-	(111)	2,954	(1,043)	1,911	-	1,911
Other (*)	1,692	(1,426)	266	(184)	(3,275)	(36)	-	-	-	-	(13)	(3,242)	1,146	(2,096)	-	(2,096)

Consolidated	1,262,934	(796,206)	466,728	(8,697)	(172,141)	(44,117)	-	(87,338)	4,970	(34,887)	(8,377)	116,141	(40,995)	75,146	-	75,146

2017
Cement, concrete and precast	1,071,759	(599,729)	472,030	(4,127)	(174,087)	(39,334)	-	(73,759)	5,779	-	(2,012)	184,490	(67,568)	116,922	-	116,922
Construction supplies	66,442	(64,569)	1,873	36	(1,499)	(2,287)	-	-	48	-	(17)	(1,846)	676	(1,170)	-	(1,170)
Quicklime	80,707	(67,036)	13,671	-	(15,613)	-	-	-	-	-	(183)	(2,125)	778	(1,347)	-	(1,347)
Other (*)	1,842	(1,622)	220	(266)	(4,418)	(57)	(47,582)	-	15	-	(14)	(52,102)	19,082	(33,020)	(754)	(33,774)

Consolidated	1,220,750	(732,956)	487,794	(4,357)	(195,617)	(41,678)	(47,582)	(73,759)	5,842	-	(2,226)	128,417	(47,032)	81,385	(754)	80,631
(*)	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine project).

Schedule of segment reporting
	Segment assets	Other assets (*)	Total assets	Operating liabilities	Capital expenditure (**)	Depreciation and amortization	Provision of inventory net realizable value and obsolescence
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2019
Cement, concrete and precast	2,714,888	-	2,714,888	1,409,596	87,086	(122,911)	(2,498)
Construction supplies	51,376	-	51,376	99,934	-	(879)	-
Quicklime	93,812	-	93,812	-	-	(5,820)	-
Other	53,258	18,224	71,482	377	-	(208)	-

Consolidated	2,913,334	18,224	2,931,558	1,509,907	87,086	(129,818)	(2,498)

2018
Cement, concrete and precast	2,634,102	9,474	2,643,576	1,377,769	113,365	(124,070)	(3,808)
Construction supplies	29,363	-	29,363	34,788	284	(1,100)	-
Quicklime	111,072	-	111,072	-	-	(4,433)	-
Other	50,936	29,677	80,613	704	-	(176)	-

Consolidated	2,825,473	39,151	2,864,624	1,413,261	113,649	(129,779)	(3,808)
(*)	As of December 31, 2019, corresponded to the financial investment designated at fair value through OCI for approximately S/18,224,000. As of December 31, 2018 corresponded to the financial investment designated at fair value through OCI and fair value of the derivative financial instruments (cross currency swap) for approximately S/26,883,000 and S/12,268,000, respectively. The fair value of derivative financial instruments of hedging is allocated to the segment of cement, and the financial investment designated at fair value through OCI and fair value of derivate financial instrument from trading are not assigned to any segment.
(**)	Capital expenditure consists of S/87,086,000 and S/113,649,000 during the years ended as of December 31, 2019 and 2018, respectively, and are related to additions of property, plant and equipment, intangible and other minor non-current assets. During 2019 and 2018, there were no purchases of assets through leases.